AXONIC STRATEGIC INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2024 (Unaudited)

Description	Shares	Value
COMMON STOCKS (0.03%)
United States (0.03%)
Financials (0.03%)
Redwood Trust, Inc. REIT	44,220	$296,716
TPG RE Finance Trust, Inc. REIT	77,880	474,289
TOTAL COMMON STOCKS
(Cost $1,443,521)		771,005

	Rate	Shares	Value
PREFERRED STOCKS (0.93%)
United States (0.93%)
Financials (0.93%)
ACRES Commercial Realty Corp., Series D, (a)	7.88%	200,000	4,398,000
Arbor Realty Trust, Series F,	6.25%	200,000	3,700,000
Granite Point Mortgage Trust, Inc., Series A, (a)(b)	1D US SOFR + 5.83%	190,571	3,382,635
Rithm Capital Corp., Series A, (a)(b)	7.50%	171,890	3,941,673
New York Mortgage Trust, Inc., Series F, (a)(b)	6.88%	92,824	1,803,571
TPG RE Finance Trust, Inc., Series C, (a)	6.25%	160,000	2,532,800
TOTAL PREFERRED STOCKS
(Cost $25,101,559)			19,758,679

	Rate	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (20.21%)
Ireland (0.29%)
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class C(c)	5.68%	09/15/28	$7,350,214	$6,297,663
United States (19.92%)
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT1, Series 2023-1, Class PT(b)(c)	21.15%	09/15/53	11,038,003	10,918,793
Achieve Personal Loan Master Pass-Through Trust Series 2023-PT2, Series 2023-2, Class PT(b)(c)	20.62%	10/15/53	1,625,113	1,631,613
ACHM Trust, Series 2023-HE2, Class A(b)(c)	7.50%	10/25/38	15,239,831	15,656,699
ACM Auto Trust 2024-1, Series 2024-1A, Class A(c)	7.71%	01/21/31	5,500,000	5,525,850
Affirm Asset Securitization Trust, Series 2022-Z1, Class A(c)	4.55%	06/15/27	15,713,065	15,549,649
Arivo Acceptance Auto Loan Receivables Trust 2021-1, Series 2021-1A, Class A(c)	1.19%	01/15/27	452,476	445,643
Asset Backed Securities Corp. Home Equity Loan Trust Series NC, Series 2006-HE2, Class A3(b)	1M CME TERM SOFR + 0.49%	03/25/36	230,100	228,844
Avant Credit Card Master Trust, Series 2021-1A, Class D(c)	4.28%	10/15/24	3,500,000	3,328,150
Castlelake Aircraft Securitization Trust, Series 2018-1, Class B(c)	5.30%	06/15/25	4,334,216	3,369,853
Castlelake Aircraft Structured Trust, Series 2017-1R, Class C(c)	6.50%	08/15/25	14,463,657	7,568,831
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A(c)	3.97%	04/15/26	5,109,232	4,578,383
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B(c)	5.01%	04/15/26	2,422,091	1,603,667
Castlelake Aircraft Structured Trust, Series 2021-1A, Class B(c)	6.66%	07/15/27	910,666	848,741
Castlelake Aircraft Structured Trust, Series 2021-1A, Class C(c)	7.00%	10/15/26	10,821,861	8,911,803
Clsec Holdings 22t LLC, Series 2021-1, Class C(c)	6.17%	11/10/28	6,862,103	5,307,151
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class C(c)	5.99%	12/28/26	3,700,000	3,082,470
DT Auto Owner Trust 2022-1, Series 2022-1A, Class E(c)	5.53%	11/17/25	3,170,000	3,056,514

	Rate	Maturity Date	Principal Amount	Value
Falcon Aerospace, Ltd., Series 2019-1, Class B(c)	4.79%	09/15/26	$3,389,332	$2,618,259
Falcon Aerospace, Ltd., Series 2019-1, Class A(c)	3.60%	09/15/26	1,807,617	1,648,366
FAT Brands Fazoli's Native I LLC, Series 2021-1, Class B2(c)	8.00%	01/25/25	1,980,000	1,833,282
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class A2(c)	7.00%	07/25/51	26,287,470	24,121,382
FAT Brands GFG Royalty I LLC, Series 2021-1A, Class B2(c)	8.00%	07/25/51	9,083,250	8,036,860
FAT Brands GFG Royalty I LLC, Series 2022-1A, Class A2(c)	6.00%	07/25/26	2,475,000	2,281,702
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class A2(c)	8.00%	01/25/25	11,400,840	11,022,332
FAT Brands Twin Peaks I LLC, Series 2021-1A, Class B2(c)	10.00%	01/25/25	2,970,000	2,790,612
First Investors Auto Owner Trust, Series 2021-1A, Class F(c)	5.37%	02/15/25	1,270,000	1,218,311
Flexential Issuer 2021-1, Series 2021-1A, Class C(c)	6.93%	11/25/26	8,000,000	6,827,200
Flexential Issuer 2021-1, Series 2021-1A, Class B(c)	3.72%	11/25/26	7,934,000	7,046,979
GAIA Aviation, Ltd., Series 2019-1, Class B(c)(d)	5.19%	12/15/26	13,426,043	11,224,172
Hertz Vehicle Financing III LP, Series 2021-2A, Class D(c)	4.34%	12/25/26	30,000,000	27,303,000
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class A(c)	4.46%	12/15/25	4,522,326	3,922,665
Horizon Aircraft Finance I, Ltd., Series 2018-1, Class B(c)	5.27%	12/15/25	1,080,960	596,906
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A(c)	3.72%	07/15/26	1,547,604	1,373,963
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A(c)	3.43%	11/15/26	5,294,795	4,228,953
JOL Air, Ltd., Series 2019-1, Class B(c)	4.95%	04/15/26	15,238,507	11,934,798
JPMorgan Chase Bank NA - Chase Auto Credit Linked Notes, Series 2021-2, Class G(c)	8.48%	07/25/25	2,350,000	2,312,400
Lendingpoint Asset Securitization Trust, Series 2021-B, Class D(c)	6.12%	12/16/24	3,000,000	2,079,600
LUNAR AIRCRAFT, Ltd., Series 2020-1A, Class B(c)	4.34%	02/15/27	5,321,302	4,363,468
MAPS 2021-1 Trust, Series 2021-1A, Class C(c)	5.44%	06/15/28	5,387,011	4,400,111
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class G(c)	5.00%	02/17/27	5,000,000	4,395,410
Pagaya AI Debt Selection Trust, Series 2021-3, Class B(c)	1.74%	05/15/29	2,759,300	2,735,018
Pagaya AI Debt Trust, Series 2022-5, Class A(c)	8.10%	06/17/30	4,115,592	4,178,561
Pagaya AI Debt Trust 2022-6, Series 2023-6, Class A1(c)	6.16%	05/15/30	1,623,406	1,622,919
Pagaya AI Debt Trust, Series 2023-1, Class A(c)	7.56%	07/15/30	2,697,175	2,709,312
Pagaya AI Debt Trust, Series 2023-3, Class A(c)	7.60%	12/16/30	3,273,527	3,295,460
Pagaya AI Debt Trust, Series 2023-5, Class A(c)	7.18%	04/15/31	12,691,011	12,735,429
Pagaya AI Debt Trust, Series 2023-6, Class ABC(b)(c)	7.49%	06/16/31	9,294,764	9,353,321
Pagaya AI Debt Trust, Series 2023-7, Class A(c)	7.23%	07/15/31	10,000,000	10,041,000
Pagaya AI Debt Trust, Series 2023-7, Class ABC(b)(c)	7.68%	07/15/31	10,000,000	10,128,000
Pagaya AI Debt Trust, Series 2024-1, Class D(c)	9.00%	07/15/31	2,500,000	2,378,500
Pagaya AI Debt Trust, Series 2024-1, Class ABC(b)(c)	0.00%	07/15/31	11,000,000	11,019,800
Pagaya AI Debt Trust, Series 2024-1, Class B(c)	7.11%	07/15/31	3,250,000	3,274,375
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class A(c)	3.97%	06/15/26	13,841,870	12,280,507
Pioneer Aircraft Finance, Ltd., Series 2019-1, Class B(c)	4.95%	06/15/26	1,656,250	1,275,809
Project Silver, Series 2019-1, Class A(c)	3.97%	07/15/26	174,653	150,795
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class A(c)	7.06%	06/15/25	7,339,357	7,378,989
Prosper Marketplace Issuance Trust Series 2023-1, Series 2023-1A, Class B(c)	7.48%	11/15/25	2,300,000	2,343,470
RAMP, Series 2007-RS1, Class A4(b)	1M CME TERM SOFR + 0.67%	02/25/37	17,244,743	4,136,219
Reach Abs Trust 2024-1, Series 2024-1A, Class A(c)	6.30%	12/15/25	20,000,000	20,062,000
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4(b)(c)	4.70%	11/25/31	3,250,000	2,792,725
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A1(b)(c)	3.50%	05/25/55	9,799,465	9,470,839
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E(c)	8.41%	12/15/29	2,573,000	2,604,391
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class F(c)	5.79%	07/15/25	1,370,000	1,323,420

	Rate	Maturity Date	Principal Amount	Value
Sapphire Aviation Finance II, Ltd., Series 2020-1A, Class C(c)	6.78%	03/15/27	$2,952,958	$1,229,021
Start II, Ltd., Series 2019-1, Class B(c)	5.09%	03/15/26	2,024,381	1,716,878
Stellar Jay Ireland DAC, Series 2021-1, Class B(c)	5.93%	03/15/28	3,839,595	3,146,932
Stonepeak 2021-1 ABS, Series 2021-1A, Class C(c)	5.93%	05/15/28	7,069,506	5,910,814
Theorem Funding Trust 2021-1, Series 2021-1A, Class B(c)	1.84%	12/15/27	1,415,809	1,406,890
Theorem Funding Trust 2022-3, Series 2022-3A, Class A(c)	7.60%	04/15/29	1,322,062	1,334,489
Thunderbolt III Aircraft Lease, Ltd., Series 2019-1, Class B(c)	4.75%	11/15/26	10,868,487	6,530,874
Towd Point HE Trust 2021- HE1, Series 2021-HE1, Class A1(b)(c)	0.92%	10/25/24	9,022,141	8,603,786
Upstart Securitization Trust, Series 2023-2, Class A(c)	6.77%	01/20/26	11,027,757	11,048,709
Veros Auto Receivables Trust, Series 2022-1, Class B(c)	4.39%	10/15/24	2,114,000	2,082,713
WAVE LLC, Series 2019-1, Class A(c)	3.60%	09/15/27	908,095	762,164
WAVE LLC, Series 2019-1, Class B(c)	4.58%	09/15/27	6,963,966	4,063,474

TOTAL ASSET-BACKED SECURITIES
(Cost $464,296,606)				430,618,651

BANK LOANS (1.74%)
United States (1.74%)
Mortgage (1.74%)
BRE Select Service(e)	3M US L + 13.61%	12/31/49	9,530,305	9,503,011
Copper Hill Sportsmans RT	4.25%	02/01/27	7,040,311	6,559,093
Tower Bellflower LLC	9.44%	02/01/26	19,050,000	19,050,000
UTEX-DEFEASED(e)	1M US L + 6.35%	12/31/49	1,946,087	1,938,303

TOTAL BANK LOANS
(Cost $36,881,355)				37,050,407

COMMERCIAL MORTGAGE-BACKED SECURITIES (25.76%)
United States (25.76%)
BAMLL Commercial Mortgage Securities Trust, Series 2019-AHT, Class E(b)(c)	1M CME TERM SOFR + 3.24%	03/15/34	25,835,000	25,289,882
BAMLL Commercial Mortgage Securities Trust, Series 2022-DKLX, Class E(b)(c)	1M CME TERM SOFR + 4.13%	01/15/24	2,000,000	1,925,200
BBCMS Mortgage Trust, Series 2018-TALL, Class C(b)(c)	1M CME TERM SOFR + 1.32%	03/15/37	3,312,000	2,923,171
BBCMS Mortgage Trust, Series 2018-TALL, Class E(b)(c)	1M US L + 2.44%	03/15/37	14,615,000	11,300,318
BBCMS Mortgage Trust, Series 2022-C17, Class E(c)	2.50%	08/15/32	5,223,000	2,678,354
BBCMS Mortgage Trust, Series 2023-5C23, Class E(b)(c)	7.70%	11/15/28	4,079,000	3,432,886
BCP Trust, Series 2021-330N, Class E(b)(c)	1M US L + 3.64%	06/15/38	15,300,000	11,450,520
BCP Trust, Series 2021-330N, Class F(b)(c)	1M US L + 4.63%	06/15/38	8,500,000	6,319,750
BCRR , Series 2016-FRR3, Class E(b)(c)	18.46% - 30D US SOFR%	05/26/26	24,057,599	23,352,712
Benchmark Mortgage Trust, Series 2023-V3, Class XA(b)(f)	1.05%	03/15/28	76,603,331	2,481,948
BFLD, Series 2019-DPLO, Class B(b)(c)	1M CME TERM SOFR + 1.45%	10/15/34	3,780,000	3,766,770
BFLD, Series 2019-DPLO, Class D(b)(c)	1M CME TERM SOFR + 1.95%	10/15/34	3,485,000	3,452,590
BFLD 2019-DPLO E(c)	7.72%	10/15/34	7,667,000	7,607,197
BMO Mortgage Trust, Series 2023-5C1, Class XA(b)(f)	0.82%	07/15/28	134,087,160	3,110,822
BMO Mortgage Trust, Series 2023-5C1, Class C(b)	7.36%	08/15/28	1,000,000	994,700
BX Mortgage Trust, Series 2022-MVRK, Class G(b)(c)	1M US SOFR + 5.61%	03/15/27	13,844,079	13,342,924

	Rate	Maturity Date	Principal Amount	Value
BX Trust, Series 2018-GW, Class E(b)(c)	1M CME TERM SOFR + 2.27%	05/15/25	$16,731,000	$16,464,977
BX Trust, Series 2019-ATL, Class G(b)(c)	1M US L + 3.49%	10/15/36	8,242,707	7,866,840
BX Trust, Series 2019-ATL, Class B(b)(c)	1M CME TERM SOFR + 1.50%	10/15/36	2,700,000	2,672,730
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class F(b)(c)	1M CME TERM SOFR + 5.33%	03/15/27	5,100,000	5,010,750
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E(b)(c)	1M CME TERM SOFR + 4.13%	03/15/27	5,000,000	4,918,500
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D(b)(c)	4.66%	04/15/24	4,600,000	2,830,840
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class SWD(c)	4.52%	09/15/29	4,988,052	3,848,781
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class CK58(c)	0.00%	09/29/29	24,870,000	19,164,822
COLT Mortgage Loan Trust, Series 2020-3, Class A1(b)(c)	1.51%	04/27/65	2,336,110	2,179,551
COMM Mortgage Trust, Series 2019-WCM, Class H(b)(c)	1M CME TERM SOFR + 3.71%	10/15/21	10,500,000	10,508,400
Countrywide Alternative Loan, Series 2007-17CB	5.01%	08/25/37	6,720,572	2,879,037
Credit Suisse Commercial Mortgage Trust 2020-FACT E(b)(c)	10.59%	10/15/37	1,745,000	1,623,548
Credit Suisse Mortgage Capital Certificates, Series 2020-FACT, Class F(b)(c)	1M US L + 6.16%	10/15/25	11,200,000	10,166,240
Credit Suisse Mortgage Capital Certificates, Series 2010-6R, Class 2A7(c)	6.25%	05/26/48	2,887,094	2,287,334
Credit Suisse Mortgage Capital Certificates, Series 2021-980M, Class G(b)(c)	3.54%	07/15/26	6,311,003	5,436,929
CSMC, Series 2020-FACT, Class C(b)(c)	1M CME TERM SOFR + 2.96%	10/15/25	5,000,000	4,755,000
CSMC, Series 2021-980M, Class E(b)(c)	3.65%	07/15/26	2,000,000	1,756,400
CSMC, Series 2021-980M, Class F(b)(c)	3.65%	07/15/26	11,700,000	10,195,380
CSMC, Series 2022-LION, Class A(b)(c)	1M CME TERM SOFR + 3.44%	02/15/24	6,000,000	5,460,600
Extended Stay America Trust, Series 2021-ESH, Class C(b)(c)	1M CME TERM SOFR + 1.81%	07/15/26	11,295,147	11,184,455
Freddie Mac Multifamily Structured Credit Risk, Series 2023-MN6, Class B1(b)(c)	30D US SOFR + 9.25%	02/25/33	4,998,000	4,998,000
Freddie Mac Multifamily Structured Credit Risk, Series 2023-MN7, Class M2(b)(c)	30D US SOFR + 5.70%	04/25/33	2,300,000	2,294,250
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2(b)(c)	30D US SOFR + 3.75%	01/25/51	2,000,000	1,910,600
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-153, Class X3(b)(f)	4.84%	01/25/33	19,488,345	5,764,653
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2023-154, Class X3(b)(f)	5.28%	01/25/33	11,437,000	3,707,875
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2018-Q008, Class X(b)(f)	1.41%	12/25/24	18,139,132	308,365
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2022-151, Class X3(b)(f)	4.53%	11/25/32	6,840,000	1,870,056
FREMF Mortgage Trust, Series 2016-KF24, Class B(b)(c)	30D US SOFR + 5.11%	10/25/26	3,125,160	3,085,470
FREMF Mortgage Trust, Series 2018-KF49, Class B(b)(c)	30D US SOFR + 2.01%	06/25/25	4,849,698	4,786,652

	Rate	Maturity Date	Principal Amount	Value
FREMF Mortgage Trust, Series 2018-KF49, Class C(b)(c)	30D US SOFR + 6.11%	06/25/25	$20,662,824	$20,226,838
FRESB Mortgage Trust, Series 2019-SB66, Class X1(b)(f)	0.99%	07/25/29	32,034,570	857,258
FRESB Mortgage Trust, Series 2020-SB74, Class X1(b)(f)	1.22%	03/25/30	26,480,258	828,832
FRESB Mortgage Trust, Series 2020-SB79, Class X1(b)(f)	1.19%	07/25/40	15,261,110	627,702
FRESB Mortgage Trust, Series 2020-SB80, Class X1(b)(f)	1.23%	09/25/30	56,415,677	2,520,805
FRESB Mortgage Trust, Series 2020-SB81, Class X1(b)(f)	1.14%	10/25/30	18,700,556	831,419
FRESB Mortgage Trust, Series 2021-SB82, Class X1(b)(f)	1.17%	10/25/40	45,172,995	1,454,896
FRESB Mortgage Trust, Series 2021-SB83, Class X1(b)(f)	0.97%	01/25/41	28,486,558	943,905
FRESB Mortgage Trust, Series 2021-SB84, Class X1(b)(f)	0.60%	01/25/31	27,617,922	608,478
FRESB Mortgage Trust, Series 2022-SB95, Class X1(b)(f)	0.10%	11/25/31	116,834,216	1,345,521
GAM RE-REMIC Trust, Series 2022-FRR3, Class EK41(c)(g)	0.00%	10/27/47	2,445,000	2,264,559
Government National Mortgage Association, Series 2018-16, Class IO(b)(f)	0.58%	03/16/59	72,308,642	2,617,573
Great Wolf Trust, Series 2019-WOLF, Class C(b)(c)	1M CME TERM SOFR + 1.95%	12/15/24	10,695,000	10,643,664
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB7, Class A7(c)	3.91%	08/05/34	11,712,915	11,213,945
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB7, Class B7(c)	4.67%	08/05/22	3,000,000	2,834,700
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HBFL, Class AFL(b)(c)	1M CME TERM SOFR + 1.95%	08/05/34	755	742
Hudsons Bay Simon JV Trust 2015-HBS, Series 2015-HB10, Class A10(c)	4.15%	08/05/25	2,764,207	2,562,143
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class G(b)(c)	30D US SOFR + 5.50%	03/15/27	3,563,000	3,412,285
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B(b)(c)	1M CME TERM SOFR + 1.11%	04/15/27	22,454,430	20,119,169
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ(b)	6.50%	02/15/51	4,893,852	4,769,548
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class AM(b)	7.06%	02/12/51	3,684,596	1,985,260
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class G(b)(c)	1M US SOFR + 4.27%	04/15/27	7,400,199	6,350,851
MRCD 2019-MARK Mortgage Trust, Series 2019-PARK, Class G(c)	2.72%	12/15/24	8,944,000	5,500,883
MTK Mortgage Trust, Series 2021-GRNY, Class F(b)(c)	1M CME TERM SOFR + 5.91%	12/15/38	2,600,000	2,352,480
MTK Mortgage Trust, Series 2021-GRNY, Class B(b)(c)	1M CME TERM SOFR + 2.76%	12/15/38	22,648,900	21,912,811
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F(b)(c)	1M US SOFR + 5.29%	03/15/27	10,000,000	9,416,000
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class B1(b)(c)	30D US SOFR + 9.75%	09/25/32	5,000,000	5,048,000
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M10(b)(c)	30D US SOFR + 6.50%	02/25/32	22,000,000	22,554,400
NCMF Trust, Series 2022-MFP, Class G(b)(c)	1M CME TERM SOFR + 5.13%	03/15/27	12,600,000	12,170,340
SB Multifamily Repack Trust, Series 2020-FRR1, Class A(c)	5.60%	05/27/26	15,637,082	15,416,599
Series RR , Series 2014-1, Class A(c)(g)	0.00%	04/25/24	700,000	690,690
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B(b)(c)	4.14%	01/05/35	7,000,000	4,894,400

	Rate	Maturity Date	Principal Amount	Value
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B(b)(c)	4.53%	01/05/35	$4,237,000	$2,686,258
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class C(b)(c)	4.53%	01/05/35	9,479,000	5,508,247
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)	1M CME TERM SOFR + 5.00%	02/15/24	10,483,290	9,643,578
THPT Mortgage Trust, Series 2023-THL, Class F(b)(c)	7.43%	12/10/26	7,100,000	6,331,780
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M6(b)(c)	6.30%	02/25/28	333,384	289,100
Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5(b)(c)	4.93%	03/25/27	275,876	250,708
Velocity Commercial Capital Loan Trust, Series 2019-1, Class M6(b)(c)	6.79%	10/29/29	1,446,067	1,144,997
Velocity Commercial Capital Loan Trust, Series 2019-3, Class M5(b)(c)	4.73%	08/25/28	301,240	256,009
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6(b)(c)	5.69%	02/25/50	1,010,338	814,895
Velocity Commercial Capital Loan Trust, Series 2021-1, Class M6(b)(c)	5.03%	03/25/31	1,940,046	1,227,378
Velocity Commercial Capital Loan Trust, Series 2021-3, Class M6(b)(c)	5.03%	11/25/31	680,725	483,941
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M5(b)(c)	5.81%	06/25/32	3,779,000	3,107,141
Velocity Commercial Capital Loan Trust, Series 2022-1, Class M6(b)(c)	5.81%	08/25/33	2,228,040	1,821,498
Velocity Commercial Capital Loan Trust, Series 2022-2, Class M5(b)(c)	5.81%	04/25/52	3,471,506	2,649,800
VMC Finance LLC, Series 2021-HT1, Class B(b)(c)	1M CME TERM SOFR + 4.61%	01/18/37	20,580,000	19,629,204
WBCMT 2007-C34 H	8.09%	05/15/46	2,209,839	2,187,741
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class E(b)(c)	1M CME TERM SOFR + 2.85%	02/15/25	4,247,000	4,207,503
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C(b)(c)	1M CME TERM SOFR + 1.85%	02/15/25	2,665,000	2,638,617
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class F(b)(c)	1M CME TERM SOFR + 3.61%	02/15/25	1,469,000	1,448,728

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $588,856,895)				548,670,598

CONVERTIBLE CORPORATE BONDS (3.11%)
United States (3.11%)
MFA Financial, Inc.	6.25%	06/15/24	30,730,000	30,720,781
PennyMac Corp.	5.50%	11/01/24	5,000,000	4,907,500
PennyMac Corp.	5.50%	03/15/26	10,682,000	10,076,331
Redwood Trust, Inc.	5.63%	07/15/24	8,763,000	8,743,721
Redwood Trust, Inc.	7.75%	06/15/27	1,000,000	949,800
RWT Holdings, Inc.	5.75%	10/01/25	11,300,000	10,887,550

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $65,822,797)				66,285,683

CORPORATE BONDS (0.68%)

	Rate	Maturity Date	Principal Amount	Value
United States (0.68%)
GKN Subordinated CTL Pass-Through Trust/Auburn MI(b)(c)	0.00%	03/15/30	$7,076,849	$3,764,884
Rithm Capital Corp.(c)	6.25%	10/15/25	10,839,000	10,730,610

TOTAL CORPORATE BONDS
(Cost $15,241,058)				14,495,494

RESIDENTIAL MORTGAGE-BACKED SECURITIES (26.90%)
United States (26.90%)
A&D Mortgage Trust, Series 2023-NQM4, Class A2(c)(d)	7.83%	10/25/27	4,017,700	4,143,483
A&D Mortgage Trust, Series 2023-NQM4, Class A3(c)(d)	8.10%	10/25/27	963,477	993,894
A&D Mortgage Trust, Series 2023-NQM5, Class A3(c)(d)	7.76%	11/25/68	2,191,291	2,249,169
AlphaFlow Transitional Mortgage Trust, Series 2021-WL1, Class A2(c)(d)	5.61%	01/25/26	451,766	289,358
Alternative Loan Trust, Series 2006-14CB, Class A5(b)	1M CME TERM SOFR + 0.81%	06/25/36	2,197,496	1,010,792
Alternative Loan Trust, Series 2006-18CB, Class A1(b)	1M CME TERM SOFR + 0.58%	07/25/36	9,298,601	3,909,159
Alternative Loan Trust, Series 2006-18CB, Class A5(b)	1M CME TERM SOFR + 0.46%	07/25/36	1,982,815	817,060
Alternative Loan Trust, Series 2006-18CB, Class A7(b)	1M CME TERM SOFR + 0.46%	07/25/36	24,615,524	10,143,331
Alternative Loan Trust, Series 2006-20CB, Class A4(b)	1M CME TERM SOFR + 0.46%	07/25/36	4,858,702	1,580,653
Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M CME TERM SOFR + 0.61%	07/25/36	1,849,462	620,252
Alternative Loan Trust, Series 2006-24CB, Class A5(b)	1M CME TERM SOFR + 0.71%	08/25/36	5,310,304	2,371,000
Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M CME TERM SOFR + 0.61%	08/25/36	2,450,397	1,076,535
Alternative Loan Trust, Series 2006-40T1, Class 1A3(b)	1M CME TERM SOFR + 0.66%	01/25/37	4,522,716	2,369,146
Alternative Loan Trust, Series 2006-41CB, Class 2A7(b)	1M CME TERM SOFR + 0.71%	01/25/37	3,050,535	1,254,846
Alternative Loan Trust, Series 2006-41CB, Class 2A8(b)	1M CME TERM SOFR + 0.76%	01/25/37	3,196,677	1,326,829
Alternative Loan Trust, Series 2006-42, Class 1A1(b)	1M CME TERM SOFR + 0.71%	01/25/47	6,372,299	2,873,980
Alternative Loan Trust, Series 2006-6CB, Class 2A13(b)	1M CME TERM SOFR + 0.51%	05/25/36	3,947,887	1,135,574
Alternative Loan Trust, Series 2007-2CB, Class 1A12(b)	1M CME TERM SOFR + 0.61%	03/25/37	1,608,210	672,266
Alternative Loan Trust, Series 2007-5CB, Class 1A19(b)	1M CME TERM SOFR + 0.56%	04/25/37	13,047,130	5,384,499
Alternative Loan Trust, Series 2007-5CB, Class 1A21(b)	1M CME TERM SOFR + 0.65%	04/25/37	2,090,101	876,047
AMSR, Series 2021-SFR3, Class G(c)	3.80%	10/17/26	7,000,000	6,130,501
Angel Oak Mortgage Trust, Series 2020-R1, Class A1(b)(c)	0.99%	12/25/24	2,449,557	2,259,093
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1(b)(c)	4.50%	11/25/48	3,490,667	3,431,204
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	3.12%	11/25/24	1,115,039	1,113,367
Banc of America Funding 2006 8T2 Trust, Series 2006-8T2, Class A6(d)	6.55%	10/25/36	1,661,388	1,360,882

	Rate	Maturity Date	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust, Series 2007-AC5, Class A2	6.00%	07/25/37	$4,492,645	$1,649,445
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A3(b)	1M CME TERM SOFR + 0.36%	04/25/37	535,661	716,568
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A4(b)	1M CME TERM SOFR + 0.46%	04/25/37	511,918	501,135
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class M1(b)	1M CME TERM SOFR + 0.51%	10/25/37	3,986,727	3,073,738
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2A(b)	1M CME TERM SOFR + 0.59%	10/25/36	327,458	351,608
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A2G(b)	1M CME TERM SOFR + 0.59%	10/25/36	2,617,380	2,810,409
Bear Stearns Mortgage Funding Trust, Series 2007-AR2, Class A2(b)	1M CME TERM SOFR + 0.51%	03/25/37	6,193,963	5,547,891
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class G2AB(b)	1M CME TERM SOFR + 0.35%	04/25/37	5,634,635	5,001,463
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 1A2G(b)	1M CME TERM SOFR + 0.55%	06/25/37	820,930	685,360
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2(b)	1M CME TERM SOFR + 0.34%	06/25/37	2,116,266	1,817,010
Boston Lending Trust, Series 2022-1, Class M2(b)(c)	2.75%	02/25/27	2,639,565	1,958,293
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A3(b)(c)	1.33%	02/25/49	993,690	887,180
BRAVO Residential Funding Trust, Series 2021-NQM1, Class A1(b)(c)	0.94%	02/25/49	3,114,749	2,781,922
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A51(b)	1M CME TERM SOFR + 0.71%	05/25/37	2,261,378	811,544
CHNGE Mortgage Trust, Series 2022-4, Class A1(c)(d)	6.00%	10/25/57	10,833,566	10,759,575
CHNGE Mortgage Trust, Series 2023-2, Class A1(c)(d)	6.53%	05/25/27	1,728,164	1,737,051
CHNGE Mortgage Trust, Series 2023-3, Class A1(c)(d)	7.10%	06/25/27	4,527,854	4,598,156
CHNGE Mortgage Trust, Series 2023-4, Class A1(c)(d)	7.57%	09/25/58	7,341,312	7,524,074
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A1(b)	1M CME TERM SOFR + 0.71%	02/25/37	1,308,112	1,057,132
COLTMortgage Pass-Through Certificates, Series 2021-1R, Class A3(b)(c)	1.42%	05/25/65	3,180,750	2,709,338
COLT Mortgage Loan Trust, Series 2023-3, Class A3(c)(d)	7.58%	09/25/68	2,239,490	2,297,929
COLT Mortgage Loan Trust, Series 2023-4, Class A2(c)(d)	7.47%	10/25/68	3,571,162	3,671,743
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3(c)	2.86%	07/25/24	952,274	921,965
Dominion Mortgage Trust, Series 2021-RTL1, Class A1(c)(d)	2.49%	02/25/25	20,000,000	19,074,634
Dominion Mortgage Trust, Series 2021-RTL1, Class M(c)(d)	5.73%	02/25/25	3,500,000	2,718,421
Ellington Financial Mortgage Trust 2017-1, Series 2021-1, Class A1(b)(c)	0.80%	02/25/66	2,398,196	1,979,248
GCAT, Series 2021-NQM4, Class A1(b)(c)	1.09%	08/25/25	623,744	506,580
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class B2(b)(c)	4.21%	07/25/61	1,000,000	708,492
Home Partners of America, Series 2021-2, Class G(c)	4.51%	12/17/26	5,772,666	5,120,355
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A1(b)(c)	1.38%	09/25/23	6,079,431	5,393,203
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A2(b)(c)	1.21%	06/25/56	5,331,701	4,448,436
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3(b)(c)	1.62%	06/25/56	5,816,401	4,906,928
Lehman Mortgage Trust, Series 2005-2, Class 2A1(b)	1M CME TERM SOFR + 0.79%	12/25/35	4,870,903	2,625,387
Lehman Mortgage Trust, Series 2005-2, Class 3A1(b)	1M CME TERM SOFR + 0.86%	12/25/35	3,843,554	1,756,524

	Rate	Maturity Date	Principal Amount	Value
Lehman Mortgage Trust, Series 2006-9, Class 1A5(b)	1M CME TERM SOFR + 0.71%	01/25/37	$1,681,240	$892,933
Lehman Mortgage Trust, Series 2008-3, Class A1(b)	1M CME TERM SOFR + 0.48%	02/25/37	30,961,132	6,975,586
Lehman XS Trust, Series 2007-6, Class 3A32(b)	1M CME TERM SOFR + 0.61%	05/25/37	6,780,028	6,042,788
Lehman XS Trust, Series 2007-6, Class 3A31(d)	4.27%	05/25/37	3,198,379	2,854,176
LHOME Mortgage Trust, Series 2022-RTL1, Class A1(c)	3.97%	02/25/27	22,000,000	21,626,306
LHOME Mortgage Trust, Series 2022-RTL2, Class M(c)(d)	8.00%	04/25/27	4,413,000	4,159,361
LHOME Mortgage Trust, Series 2021-RTL2, Class M(c)(d)	5.61%	01/25/24	4,750,000	4,405,739
LHOME Mortgage Trust, Series 2021-RTL3, Class M(c)(d)	5.19%	05/25/25	9,000,000	8,300,239
LHOME Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	7.87%	01/25/28	15,000,000	15,084,673
LHOME Mortgage Trust, Series 2023-RTL2, Class A1(c)(d)	8.00%	06/25/28	15,000,000	15,140,475
LHOME Mortgage Trust, Series 2023-RTL3, Class A1(c)(d)	8.00%	08/25/28	22,500,000	22,728,692
LHOME Mortgage Trust, Series 2023-RTL3, Class A2(c)(d)	9.00%	08/25/28	3,000,000	2,992,711
LHOME Mortgage Trust, Series 2023-RTL4, Class A1(c)(d)	7.63%	06/25/26	10,000,000	10,038,746
MFA 2021-1 Trust, Series 2021-INV1, Class A2(b)(c)	1.06%	01/25/56	502,509	461,350
MFA 2022-RTL1 Trust, Series 2022-RTL1, Class A1(c)(d)	5.07%	03/25/24	19,850,000	19,453,643
MFA 2022-RTL1 Trust, Series 2022-RTL1, Class A2(c)(d)	6.41%	03/25/24	13,000,000	12,430,681
MFA 2023-NQM3 Trust, Series 2023-RTL1, Class A1(c)(d)	7.58%	08/25/27	7,500,000	7,483,720
MFA 2023-RTL2 Trust, Series 2023-RTL2, Class A1(c)(d)	8.50%	04/25/26	25,486,000	25,817,527
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B2(b)(c)	4.46%	08/26/47	1,709,207	1,215,184
New Residential Mortgage Loan Trust, Series 2022-RTL1, Class A1F(c)	4.34%	12/25/26	8,287,000	8,116,097
NYMT Loan Trust, Series 2022-BPL1, Class A1(c)(d)	3.97%	11/25/27	12,545,000	12,435,756
NYMT Loan Trust, Series 2024-BPL1, Class A2(c)(d)	8.62%	07/25/26	6,000,000	5,972,579
NYMT Loan Trust, Series 2024-BPL1, Class A1(c)(d)	7.15%	07/25/26	5,000,000	4,977,287
OBX , Series 2021-NQM2, Class A1(b)(c)	1.10%	05/25/61	6,118,668	4,715,257
Point Securitization Trust, Series 2021-1, Class A2(b)(c)(f)	5.56%	02/25/52	14,000,001	12,579,170
Progress Residential , Series 2021-SFR10, Class G(c)	4.86%	12/17/28	3,968,532	3,450,789
Progress Residential , Series 2022-SFR1, Class G(c)	5.52%	02/17/29	2,000,000	1,701,369
PRPM , Series 2023-NQM2, Class A2(c)(d)	7.00%	09/25/27	8,197,259	8,322,995
PRPM , Series 2023-NQM3, Class A3(c)(d)	6.98%	11/25/68	7,000,000	7,076,215
RAAC, Series 2007-SP1, Class M3(b)	1M CME TERM SOFR + 1.61%	03/25/37	3,219,351	2,533,359
RALI, Series 2006-QS2, Class 1A10(b)	1M CME TERM SOFR + 0.61%	02/25/36	1,173,942	840,521
RALI, Series 2006-QS2, Class 1A14(b)	1M CME TERM SOFR + 0.81%	02/25/36	5,663,512	4,097,170
RALI, Series 2006-QS8, Class A4(b)	1M CME TERM SOFR + 0.56%	08/25/36	1,010,106	742,309
RALI, Series 2007-QO5, Class A(b)	12M US FED + 3.12%	08/25/47	9,462,102	1,625,715
RBSSP Resecuritization Trust, Series 2009-7, Class 5A3(b)(c)	1M CME TERM SOFR + 0.51%	06/26/37	3,481,796	2,363,065
Residential Asset Securitization Trust, Series 2006-R1, Class A2(b)	1M CME TERM SOFR + 0.51%	01/25/46	9,902,918	2,994,861
Residential Asset Securitization Trust, Series 2007-A1, Class A1	6.00%	03/25/37	3,525,800	1,115,199
Residential Mortgage Loan Trust, Series 2020-1, Class A3(b)(c)	2.68%	01/26/60	850,163	815,123
RMF Proprietary Issuance Trust, Series 2022-1, Class M2(b)(c)	3.00%	01/25/28	5,000,000	3,860,000
Roc Mortgage Trust, Series 2021-RTL1, Class M(b)(c)	5.68%	03/25/24	6,745,000	6,118,586
Roc Mortgage Trust, Series 2021-RTL1, Class A1(b)(c)	2.49%	03/25/24	21,658,572	21,443,994

	Rate	Maturity Date	Principal Amount	Value
SG Residential Mortgage Trust, Series 2019-3, Class A2(b)(c)	2.88%	09/25/59	$555,436	$542,027
SG Residential Mortgage Trust, Series 2019-3, Class A3(b)(c)	3.08%	09/25/59	1,563,016	1,519,401
Specialty Underwriting & Residential Finance, Series 2005-BC1, Class B1(b)	1M CME TERM SOFR + 1.91%	12/25/35	2,006,161	1,774,652
Spruce Hill Mortgage Loan Trust, Series 2020-SH2, Class M1(b)(c)	4.33%	06/25/55	3,322,533	3,262,499
STAR , Series 2021-1, Class A1(b)(c)	1.22%	05/25/65	1,079,990	949,791
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3(b)(c)	2.92%	09/27/49	9,102,591	8,716,852
Starwood Mortgage Residential Trust, Series 2021-2, Class A2(b)(c)	1.17%	05/25/65	926,636	834,903
Starwood Mortgage Residential Trust, Series 2021-2, Class A3(b)(c)	1.43%	05/25/65	1,130,043	1,018,763
Starwood Mortgage Residential Trust, Series 2021-4, Class A1(b)(c)	1.16%	08/25/56	8,351,763	6,934,109
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2(b)	1M CME TERM SOFR + 0.32%	01/25/37	1,515,521	1,530,676
Structured Asset Mortgage Investments II Trust, Series 2007-AR2, Class 1A2(b)	1M CME TERM SOFR + 0.49%	02/25/37	4,762,456	5,523,924
Toorak Mortgage Corp., Ltd., Series 2021-1, Class M1(c)(d)	8.80%	06/25/24	9,500,000	8,957,650
Toorak Mortgage Corp., Ltd., Series 2021-1, Class A1(c)(d)	3.24%	06/25/24	1,093,969	1,079,558
Toorak Mortgage Trust, Series 2022-1, Class A1(c)(d)	3.97%	03/25/29	6,506,000	6,336,470
TVC Mortgage Trust, Series 2023-RTL1, Class A1(c)(d)	8.25%	11/25/27	12,000,000	12,116,148
Velocity Commercial Capital Loan Trust, Series 2023-RTL1, Class A1(c)(d)	8.00%	01/25/26	2,903,000	2,892,364
Verus Securitization Trust, Series 2021-3	1.05%	06/25/66	30,082	25,034
Verus Securitization Trust, Series 2019-INV2, Class A2(b)(c)	4.12%	07/25/59	1,042,128	1,018,811
Verus Securitization Trust, Series 2021-R1, Class A1(b)(c)	0.82%	10/25/63	2,133,251	1,970,531
Verus Securitization Trust, Series 2021-R1, Class A2(b)(c)	1.06%	10/25/63	1,583,360	1,463,574
Verus Securitization Trust, Series 2021-R1, Class A3(b)(c)	1.26%	10/25/63	3,791,690	3,505,493
Verus Securitization Trust, Series 2021-R3, Class B2(b)(c)	4.07%	04/25/64	3,000,000	2,304,463
Verus Securitization Trust, Series 2023-3, Class A2(c)(d)	6.44%	03/25/68	964,101	969,764
Verus Securitization Trust, Series 2023-6, Class A3(c)(d)	7.09%	09/25/27	2,504,074	2,542,666
Verus Securitization Trust, Series 2023-7, Class A3(c)(d)	7.42%	10/25/68	4,253,941	4,346,457
Verus Securitization Trust, Series 2023-7, Class A2(c)(d)	7.27%	10/25/68	8,725,039	8,923,479
Verus Securitization Trust, Series 2023-8, Class A3(c)(d)	6.97%	12/25/68	2,555,584	2,592,325
Verus Securitization Trust, Series 2023-INV1, Class A1(c)(d)	6.00%	02/25/68	29,912	29,959
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB3(b)	1M CME TERM SOFR + 0.56%	05/25/35	1,153,549	926,014

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $602,072,232)				573,111,960

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (20.57%)
First American Government Obligations Fund	5.26%	438,119,452	438,119,452

TOTAL SHORT TERM INVESTMENTS
(Cost $438,119,452)			438,119,452

TOTAL INVESTMENTS (99.93%)
(Cost $2,237,835,475)			$2,128,881,929

Other Assets In Excess Of Liabilities (0.07%)			1,484,435
NET ASSETS (100.00%)			$2,130,366,364

(a)	Perpetual maturity.

(b)	Floating or variable rate security. The Reference Rates are described below. Interest rate shown reflects the rate in effect at January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $1,412,152,264, which represents 66.29% of net assets as of January 31, 2024.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at January 31, 2024.
(e)	The Fund's interest in this loan is held through a wholly-owned LLC of the Fund.
(f)	Interest only securities.
(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
FED - Federal Funds Rate

Reference Rates:
1M US L - 1 Month LIBOR as of January 31, 2024 was 5.44%
3M US L - 3 Month LIBOR as of January 31, 2024 was 5.58%
1M CME Term SOFR - 1 Month CME SOFR as of January 31, 2024 was 5.33%
12M US FED - 12 Month US FED as of January 31, 2024 was 5.33%
1D US SOFR - 1 Day US SOFR as of January 31, 2024 was 5.32%
1M US SOFR - 1 Month US SOFR as of January 31, 2024 was 5.33%
30D US SOFR - 30 Day US SOFR as of January 31, 2024 was 5.33%

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)
Pay/Receive Floating Rate*	Clearing House	Floating Rate	Expiration Date	Notional Amount**	Currency	Fixed Rate	Fair Value	Unrealized Appreciation
Receive	Goldman Sachs & Co. LLC	1D US SOFR	01/22/2034	13,256,000	USD	3.74%	$153,777	$153,777
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2027	4,000,000	USD	2.46%	156,869	156,869
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/07/2024	13,000,000	USD	2.45%	72,155	72,155
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/25/2026	20,000,000	USD	0.91%	1,454,861	1,454,861
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2026	50,000,000	USD	0.73%	4,078,147	4,078,147
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/07/2027	5,000,000	USD	2.54%	193,047	193,047
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.04%	21,586	21,586
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.82%	44,369	44,369
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/11/2025	2,800,000	USD	2.51%	66,470	66,470
Receive	Goldman Sachs & Co. LLC	1D US SOFR	03/21/2026	9,000,000	USD	1.99%	374,748	374,748
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/19/2026	2,000,000	USD	2.50%	63,327	63,327
Receive	Goldman Sachs & Co. LLC	1D US SOFR	07/08/2024	2,000,000	USD	2.87%	20,426	20,426
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2024	2,000,000	USD	3.10%	20,955	20,955
Receive	Goldman Sachs & Co. LLC	1D US SOFR	08/05/2025	2,000,000	USD	2.87%	42,955	42,955
Receive	Goldman Sachs & Co. LLC	1D US SOFR	04/14/2025	3,000,000	USD	2.43%	74,281	74,281
Receive	Goldman Sachs & Co. LLC	1D US SOFR	05/13/2026	3,837,000	USD	2.69%	108,020	108,020
							$6,945,993	$6,945,993

Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/24/2033	35,542,920	USD	3.78%	$(842,513)	$(842,513)
Pay	Goldman Sachs & Co. LLC	1D US SOFR	04/03/2033	34,745,115	USD	3.39%	(773,115)	(773,115)
							$(1,615,628)	$(1,615,628)
							$5,330,365	$5,330,365

*	The swap contracts with the floating of 1D US SOFR pay and receive amounts annually.
**	The notional amount of each interest rate swap contract is stated in the currency in which the derivative is denominated.

Axonic Strategic Income Fund

CONSOLIDATED NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

January 31, 2024

1. ORGANIZATION

Axonic Strategic Income Fund (the “Fund”), is a non-diversified series of the Axonic Funds (the ”Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on October 17, 2019 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in Mortgage-Backed Securities (“MBS”) and other mortgage-related securities (such as CMOs), which the Fund treats as investments in a group of industries.

The Fund currently offers Class A and Class I shares. Class A shares commenced operations on July 17, 2020 and Class I commenced operations on December 31, 2019. Class A shares are offered subject to a maximum sales charge of 2.25%. Class I shares are offered at NAV and are not subject to sales charges. The Fund may offer additional classes of shares in the future.

On December 23, 2021, the Fund formed a wholly-owned subsidiary (the "Subsidiary"). To the extent permitted by the 1940 Act, the Fund may make investments through the Subsidiary, which is a pass-through entity.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of Subsidiary – The consolidated financial statements include the financial position and the results of operations of the Fund and its Subsidiary. As of January 31, 2024, the total value of investments held by the Subsidiary is $11,441,314, or approximately 0.54% of the Fund’s net assets.

All intercompany accounts and transactions have been eliminated in these consolidated financial statements.

Securities Valuation – The Fund values its investments at fair value. The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent Administrator of the Fund, pursuant to the administration agreement, under which the Administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the Administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The Administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The Administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds that are not traded on an exchange are valued at the end of day NAV of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. Interest Rate Swaps are valued by an independent pricing service as approved by the Board. For centrally cleared swaps, the daily change in valuation and upfront payments, if any, are recorded as a receivable or payable for variation margin on the statement of assets and liabilities. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of January 31, 2024:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$771,005	$–	$–	$771,005
Preferred Stocks	19,758,679	–	–	19,758,679
Asset-Backed Securities	–	430,618,651	–	430,618,651
Bank Loans	–	37,050,407	–	37,050,407
Commercial Mortgage-Backed Securities	–	548,670,598	–	548,670,598
Convertible Corporate Bonds	–	66,285,683	–	66,285,683
Corporate Bonds	–	14,495,494	–	14,495,494
Residential Mortgage-Backed Securities	–	573,111,960	–	573,111,960
Short Term Investments	438,119,452	–	–	438,119,452
Total	$458,649,136	$1,670,232,793	$–	$2,128,881,929
Other Financial Instruments(b)
Assets:
Interest Rate Swap Contracts	$–	$6,945,993	$–	$6,945,993
Liabilities:
Interest Rate Swap Contracts	$–	$(1,615,628)	$–	$(1,615,628)
Total	$–	$5,330,365	$–	$5,330,365

(a)	For detailed descriptions of industries, see the accompanying Consolidated Schedule of Investments.
(b)	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’ investment in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

3. SWAPS

The Fund may transact in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.

Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a futures commission merchant and centrally cleared or exchange-traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into or close out swap agreements.

The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

The Fund will “cover” its swap positions by segregating an amount of cash and/or liquid securities as required by the 1940 Act and applicable SEC interpretations and guidance from time to time.